Credit Quality Assessment (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 6,225	$ 6,290
With an allowance recorded	1,024	1,266
With no related allowance recorded	5,201	5,024
Related allowance	543	259
Unpaid principal	6,279	6,293
Average balance of impaired loans	6,708	7,033
Interest income recognized	388	343
Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	965
With an allowance recorded	112
With no related allowance recorded	853
Related allowance	85
Unpaid principal	2,330
Average balance of impaired loans	2,419
Interest income recognized	0
Construction and Land [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	1,144	0
With an allowance recorded	334	0
With no related allowance recorded	810	0
Related allowance	60	0
Unpaid principal	1,144	0
Average balance of impaired loans	1,108	0
Interest income recognized	37	0
Construction and Land [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	0
With an allowance recorded	0
With no related allowance recorded	0
Related allowance	0
Unpaid principal	0
Average balance of impaired loans	0
Interest income recognized	0
Residential - First Lien [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	308	331
With an allowance recorded	0	331
With no related allowance recorded	308	0
Related allowance	0	4
Unpaid principal	308	331
Average balance of impaired loans	329	333
Interest income recognized	18	15
Residential - First Lien [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	411
With an allowance recorded	0
With no related allowance recorded	411
Related allowance	0
Unpaid principal	565
Average balance of impaired loans	568
Interest income recognized	0
Residential Junior Lien [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
With an allowance recorded	0	0
With no related allowance recorded	0	0
Related allowance	0	0
Unpaid principal	0	0
Average balance of impaired loans	0	0
Interest income recognized	0	0
Residential Junior Lien [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	57
With an allowance recorded	57
With no related allowance recorded	0
Related allowance	30
Unpaid principal	83
Average balance of impaired loans	83
Interest income recognized	0
Commercial Owner Occupied [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
With an allowance recorded	0	0
With no related allowance recorded	0	0
Related allowance	0	0
Unpaid principal	0	0
Average balance of impaired loans	0	0
Interest income recognized	0	0
Commercial Owner Occupied [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	0
With an allowance recorded	0
With no related allowance recorded	0
Related allowance	0
Unpaid principal	0
Average balance of impaired loans	0
Interest income recognized	0
Commercial Non Owner Occupied [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	2,700	2,984
With an allowance recorded	0	258
With no related allowance recorded	2,700	2,726
Related allowance	0	31
Unpaid principal	2,700	2,984
Average balance of impaired loans	2,713	2,994
Interest income recognized	166	208
Commercial Non Owner Occupied [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	0
With an allowance recorded	0
With no related allowance recorded	0
Related allowance	0
Unpaid principal	530
Average balance of impaired loans	560
Interest income recognized	0
Commercial Loan and Leases [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	2,073	2,975
With an allowance recorded	690	677
With no related allowance recorded	1,383	2,298
Related allowance	483	224
Unpaid principal	2,127	2,978
Average balance of impaired loans	2,558	3,706
Interest income recognized	167	120
Commercial Loan and Leases [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	405
With an allowance recorded	55
With no related allowance recorded	350
Related allowance	55
Unpaid principal	825
Average balance of impaired loans	829
Interest income recognized	0
Consumer Loan [Member] | Legacy Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	0	0
With an allowance recorded	0	0
With no related allowance recorded	0	0
Related allowance	0	0
Unpaid principal	0	0
Average balance of impaired loans	0	0
Interest income recognized	0	0
Consumer Loan [Member] | Acquired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	92
With an allowance recorded	0
With no related allowance recorded	92
Related allowance	0
Unpaid principal	327
Average balance of impaired loans	379
Interest income recognized	$ 0